Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Personal (Detail) - Retail [member] - Personal [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,309	$ 935
Provision for credit losses
Model changes	(1)
Originations	128	118
Maturities	(226)	(146)
Changes in risk, parameters and exposures	122	829
Write-offs	(387)	(545)
Recoveries	140	134
Exchange rate and other	(6)	(16)
Balance at end of period	1,079	1,309
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	480	272
Provision for credit losses
Model changes	(1)
Transfers to Stage 1	710	494
Transfers to Stage 2	(97)	(107)
Transfers to Stage 3	(3)	(3)
Originations	128	118
Maturities	(96)	(49)
Changes in risk, parameters and exposures	(697)	(245)
Exchange rate and other	(2)
Balance at end of period	422	480
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	733	520
Provision for credit losses
Transfers to Stage 1	(706)	(487)
Transfers to Stage 2	97	109
Transfers to Stage 3	(58)	(64)
Maturities	(130)	(97)
Changes in risk, parameters and exposures	633	756
Exchange rate and other	0	(4)
Balance at end of period	569	733
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	96	143
Provision for credit losses
Transfers to Stage 1	(4)	(7)
Transfers to Stage 2	0	(2)
Transfers to Stage 3	61	67
Changes in risk, parameters and exposures	186	318
Write-offs	(387)	(545)
Recoveries	140	134
Exchange rate and other	(4)	(12)
Balance at end of period	$ 88	$ 96